Goodwill (Details) - Schedule of Changes in Carrying Amount pf Goodwill - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Carrying Amount of Goodwill [Abstract]
Beginning balance	$ 1,023,533
Acquisitions		1,023,533
Goodwill impairment	(1,023,533)
Ending balance		$ 1,023,533